LEASE - Maturities of lease liabilities (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
LEASE
2020		¥ 24,124
2021		4,343
2022		1,217
2023		1,217
2024 and thereafter		1,217
Total undiscounted lease payments		32,118
Less: imputed interest		(1,272)
Total lease liabilities	$ 4,431	¥ 30,846